Income Taxes - Disclosure of Effective Income Tax Rate Differs from Federal and Provincial Statutory Tax Rate (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Percent
Company's statutory tax rate	26.50%	26.50%
Non-deductible share-based compensation expense	24.60%	(6.70%)
Other non-deductible and tax exempt items	(39.20%)	3.00%
Change in unrecognized deferred tax assets	21.20%	(21.70%)
Impairment of goodwill	32.70%	0.00%
Other	2.40%	(1.50%)
Effective income tax rate	68.20%	(0.40%)
Amount
Earnings (loss) before income taxes	$ 4,070	$ (16,599)
Company's statutory tax rate	1,079	(4,399)
Non-deductible share-based compensation expense	1,000	1,113
Other non-deductible and tax exempt items	(1,595)	(496)
Change in unrecognized deferred tax assets	863	3,600
Impairment of goodwill	1,332	0
Other	96	243
Effective income tax rate	$ 2,775	$ 61